Other current assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Current Assets [Abstract]
Content assets	€ 28,000,000	€ 47,000,000
Prepaid expenses and other	75,000,000	71,000,000
Derivative assets	8,000,000	14,000,000
Total	111,000,000	132,000,000
Content asset amortization	125,000,000	188,000,000	€ 208,000,000
Write-off of content assets	€ 0	€ 0	€ 29,000,000